VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2015
VALUATION ALLOWANCES
Changes in Valuation Allowances

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2013:
Allowance for doubtful accounts	¥4,951	¥ 969	¥ 320	¥(1,695)	¥4,545
Allowance for sales returns	2,142	3,931	414	(3,959)	2,528

Total	¥7,093	¥4,900	¥ 734	¥(5,654)	¥7,073

For the year ended March 31, 2014:
Allowance for doubtful accounts	¥4,545	¥ 522	¥ 251	¥ (695)	¥4,623
Allowance for sales returns	2,528	6,371	101	(6,044)	2,956

Total	¥7,073	¥6,893	¥ 352	¥(6,739)	¥7,579

For the year ended March 31, 2015:
Allowance for doubtful accounts	¥4,623	¥ 605	¥(147)	¥ (718)	¥4,363
Allowance for sales returns	2,956	6,099	411	(6,115)	3,351

Total	¥7,579	¥6,704	¥ 264	¥(6,833)	¥7,714

* Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

Location of Valuation Allowances in Consolidated Balance Sheets

	March 31, 2014	March 31, 2015
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥5,062	¥5,378

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	378	232
Other long-term investments	—	76
Other assets	2,139	2,028

Subtotal	2,517	2,336

Total	¥7,579	¥7,714